Consolidated and Combined Condensed Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 199.7	$ 182.0	$ 872.3	$ 863.8	$ 883.4
Other comprehensive income (loss), net of income taxes:
Foreign currency translation adjustments	43.6	22.1	(123.8)	(131.7)	(154.4)
Pension adjustments	0.8	1.0	(7.6)	17.8	(18.9)
Total other comprehensive income (loss), net of income taxes	44.4	23.1	(131.4)	(113.9)	(173.3)
Comprehensive income	$ 244.1	$ 205.1	$ 740.9	$ 749.9	$ 710.1